FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2002

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

           Address: 450 Park Avenue, 28th Floor, New York, NY  10022
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY          February 12, 2003
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-6286
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        1*
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Form 13F Information Table Entry Total:   23
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Form 13F Information Table Value Total:   $ 108,643  (thousands)
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List of Other Included Managers:

                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No. 1*
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          Form 13F File Number:  28-6286
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          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------

*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                                December 31, 2002


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    Column 1                      Column 2       Column 3    Column 4      Column 5         Column 6   Column 7        Column 8

                                  Title of                    Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                   Class           CUSIP     (x$1000)  Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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APARTMENT INVESTMENT              COMMON STOCK     03748R101   $ 16,024    427,525  SH        SOLE       N/A       X
    & MANAGEMENT CO.
AT&T WIRELESS SERVICES INC.       COMMON STOCK     00209A106   $  2,825    500,000  SH        SOLE       N/A       X
BIOSPHERE MEDICAL, INC.           COMMON STOCK     09066V103   $ 10,276  1,559,268  SH        SOLE       N/A       X
CALIFORNIA COASTAL                COMMON STOCK     129915203   $    703    127,209  SH        SOLE       N/A       X
    COMMUNITIES INC.
CRONOS GROUP, N.V.                     ORD         L20708100   $    995    265,300  SH        SOLE       N/A       X
DARLING INTERNATIONAL INC.        COMMON STOCK     237266101   $  2,590  8,355,849  SH        SOLE       N/A       X
FIRST UNION REAL ESTATE            SH BEN INT      337400105   $  3,141  1,764,699  SH        SOLE       N/A       X
FIRST UNION REAL ESTATE           PRD CONV SER A   337400303   $    614     30,500  SH        SOLE       N/A       X
GENERAL MARITIME CORP.            COMMON STOCK     Y2692M103   $  1,049    140,806  SH        SOLE       N/A       X
HEALTHAXIS, INC.                  COMMON STOCK     42219D100   $     81    117,503  SH        SOLE       N/A       X
INSIGNIA FINANCIAL GROUP, INC.    COMMON STOCK     45767A105   $    513     68,417  SH        SOLE       N/A       X
INTERWAVE COMMUNICATIONS INT. LTD      ORD         G4911N102   $      7     31,502  SH        SOLE       N/A       X
I-STAT CORP.                      COMMON STOCK     450312103   $  7,679  1,919,702  SH        SOLE       N/A       X
KINDRED HEALTHCARE INC.           COMMON STOCK     494580103   $ 27,329  1,505,622  SH        SOLE       N/A       X
NUCENTRIX BROADBAND NETWORKS      COMMON STOCK     670198100   $  1,352  1,338,266  SH        SOLE       N/A       X
PENN TRAFFIC COMPANY              COMMON STOCK     707832200   $    161     46,075  SH        SOLE       N/A       X
SBA COMMUNICATIONS CORP.          COMMON STOCK     78388J106   $    423  1,032,000  SH        SOLE       N/A       X
SEPRACOR INC.                     COMMON STOCK     817315104   $  5,754    595,000  SH        SOLE       N/A       X
SPEEDUS CORP.                     COMMON STOCK     847723103   $     19     21,548  SH        SOLE       N/A       X
SPRINT CORP - PCS GROUP           COMMON STOCK     852061506   $  1,314    300,000  SH        SOLE       N/A       X
SUPERCONDUCTOR TECHNOLOGIES INC.  COMMON STOCK     867931107   $    111    101,280  SH        SOLE       N/A       X
TRANS WORLD ENTERTAINMENT CORP.   COMMON STOCK     89336Q100   $ 25,126  6,921,881  SH        SOLE       N/A       X
VITRAN CORP.                      COMMON STOCK     92850E107   $    557    117,200  SH        SOLE       N/A       X